UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07185
Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions — Money Market Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT IN		YIELD ON		MATURITY
THOUSANDS		DATE OF PURCHASE		DATE		VALUE
	Repurchase Agreements (40.9%)
$15,000	Barclays Capital LLC (dated 03/25/11; proceeds $15,000,321; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 03/15/26; valued at $15,449,150)	0.11%		04/01/11		$15,000,000
15,000	Credit Agricole Securities (dated 03/31/11; proceeds $15,000,054; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.875%-1.25% due 05/31/11-09/30/15; valued at $15,345,090)	0.13		04/01/11		15,000,000
9,637	Merrill Lynch & Co., Inc. (dated 03/31/11; proceeds $9,637,027; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 0.00% due 07/15/11; valued at $9,830,263)	0.10		04/01/11		9,637,000

	Total Repurchase Agreements (Cost $39,637,000)					39,637,000

	Commercial Paper (24.1%)
	International Banks
2,000	ABN Amro Funding USA LLC (a)	0.31		06/16/11		1,998,691
500	BNZ International Funding (a)	0.42		06/07/11		499,609
4,500	BPCE SA (a)	0.43-0.44		06/03/11- 07/08/11		4,495,934
3,000	DNB NOR Bank ASA (a)	0.15		04/06/11		2,999,938
2,000	ING US Funding LLC	0.29		07/08/11		1,998,421
4,000	NRW Bank (a)	0.31		04/18/11		3,999,424
4,000	Skandinaviska Enskilda (a)	0.28		05/02/11- 05/04/11		3,999,008
2,400	Svenska Handelsbanken AB (a)	0.29		07/15/11		2,397,970
1,000	Westpac Securities NZ Ltd. (a)	0.31		06/06/11		999,432

	Total Commercial Paper (Cost $23,388,427)					23,388,427

	Floating Rate Notes (19.6%)
	International Banks
5,000	Barclays Bank PLC	0.65	(b)	04/19/11	(c)	5,000,000
5,000	BNP Paribas	0.76	(b)	06/23/11	(c)	5,000,000
4,000	Lloyds TSB Bank PLC	0.65	(b)	04/29/11	(c)	4,000,000
5,000	Societe Generale	1.71	(b)	05/05/11	(c)	5,000,000

	Total Floating Rate Notes (Cost $19,000,000)					19,000,000

	Certificates of Deposit (15.4%)
	International Banks
5,000	Bank of Montreal — Chicago	0.23		04/25/11		5,000,000
4,000	Credit AG CIB	0.41		05/04/11		4,000,000
4,500	Credit Industriel et Commercial	0.49		04/13/11		4,500,000
1,500	Toronto — Dominion Bank	0.23		04/25/11		1,500,000

	Total Certificates of Deposit (Cost $15,000,000)					15,000,000

	Total Investments (Cost $97,025,427) (d)			100.0%		97,025,427
	Liabilities in Excess of Other Assets			0.0		(16,710)

	Net Assets			100.0%		$97,008,717

(a)	Resale is restricted to qualified institutional investors.

(b)	Rate shown is the rate in effect at March 31, 2011.

(c)	Date of next interest rate reset.

(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Foreign Government & Corporate Bonds (18.3%)

	Argentina (0.8%)
	Foreign Government Obligations
$161	Argentina Bonos	7.00%		10/03/15	$151,742
47	Argentina Government International Bond	8.28		12/31/33	41,987
18	Argentina Government International Bond (Series NY)	2.50	(a)	12/31/38	7,639

	Total Argentina				201,368

	Australia (0.8%)
	Commercial Banks — Non-U.S. Government Guaranteed (0.4%)
100	National Australia Bank Ltd. (144A) (b)	3.375		07/08/14	105,233

	Machinery — Construction & Mining (0.2%)
60	Boart Longyear Management Pty Ltd. (144A) (b)	7.00		04/01/21	61,800

	Property Trust (0.2%)
50	Dexus Diversfied Trust/Dexus Office Trust (144A) (b)	5.60		03/15/21	49,440

	Total Australia				216,473

	Belgium (0.1%)
	Food — Retail
34	Delhaize Group SA	5.70		10/01/40	31,175

	Bermuda (0.1%)
	Energy Equipment & Services
20	Weatherford International Ltd.	9.625		03/01/19	25,509

	Brazil (1.5%)
	Foreign Government Obligations
200	Banco Nacional de Desenvolvimento Economico e Social (144A) (b)	6.369		06/16/18	218,500
150	Brazilian Government International Bond	5.875		01/15/19	166,875
10	Brazilian Government International Bond	7.125		01/20/37	11,875

	Total Brazil				397,250

	Canada (0.6%)
	Diversified Minerals (0.5%)
105	Teck Resources Ltd.	10.25		05/15/16	126,392

	Real Estate Operation/Development (0.1%)
20	Brookfield Asset Management, Inc.	5.80		04/25/17	20,767

	Total Canada				147,159

	Cayman Islands (0.6%)
	Aerospace/Defense (0.2%)
44	Systems 2001 Asset Trust (144A) (b)	6.664		09/15/13	47,464

	Diversified Minerals (0.2%)
50	Vale Overseas Ltd.	5.625		09/15/19	52,611
5	Vale Overseas Ltd.	6.875		11/10/39	5,369

					57,980

	Oil Company — Integrated (0.2%)
55	Petrobras International Finance Co.	5.75		01/20/20	57,015

	Total Cayman Islands				162,459

	Dominican Republic (0.0%)
	Foreign Government Obligation
5	Dominican Republic International Bond	9.04		01/23/18	6,066

	France (0.2%)
	Multimedia (0.1%)
40	Vivendi SA (144A) (b)	6.625		04/04/18	44,853

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE

		Telephone — Integrated (0.1%)
	$15	France Telecom SA	8.50%		03/01/31	$20,239

		Total France				65,092

		Ghana (0.4%)
		Foreign Government Obligation
	100	Republic of Ghana (144A) (b)	8.50		10/04/17	113,500

		Indonesia (1.1%)
		Foreign Government Obligations (1.0%)
	100	Indonesia Government International Bond	7.75		01/17/38	120,250
	100	Indonesia Government International Bond (144A) (b)	11.625		03/04/19	144,000

						264,250

		Paper & Related Products (0.1%)
	264	Tjiwi Kimia Finance BV	0.00		04/28/27	9,227
	19	Tjiwi Kimia Finance BV	3.31	(a)	04/28/15	4,625
	107	Tjiwi Kimia Finance BV	3.31	(a)	04/30/18	20,811

						34,663

		Total Indonesia				298,913

		Ireland (0.7%)
		Electric — Integrated (0.3%)
	75	Iberdrola Finance Ireland Ltd. (144A) (b)	5.00		09/11/19	73,090

		Foreign Government Obligation (0.2%)
EUR	68	Ireland Government Bond	5.40		03/13/25	65,143

		Insurance Brokers (0.2%)
	$55	Willis Group Holdings PLC	4.125		03/15/16	54,777

		Total Ireland				193,010

		Kazakhstan (0.5%)
		Oil Company — Exploration & Production
	100	KazMunayGas National Co. (144A) (b)	9.125		07/02/18	121,500

		Luxembourg (0.8%)
		Metals & Mining (0.2%)
	40	ArcelorMittal	9.85		06/01/19	50,825

		Satellite Telecommunication (0.5%)
	95	Intelsat Jackson Holdings SA	9.50		06/15/16	100,700
	23	Intelsat Luxembourg SA	11.50	(c)	02/04/17	25,670

						126,370

		Telephone — Integrated (0.1%)
	25	Telecom Italia Capital SA	6.999		06/04/18	27,224

		Total Luxembourg				204,419

		Mexico (1.6%)
		Foreign Government Obligations (0.9%)
MXN	723	Mexican Bonos (Series M)	8.00		06/11/20	63,088
	$20	Mexico Government International Bond	6.05		01/11/40	20,700
	100	Mexico Government International Bond (Series A)	6.75		09/27/34	113,300
	44	Mexico Government International Bond (Series E)	5.95		03/19/19	49,258

						246,346

		Food — Baking (0.4%)
	100	Grupo Bimbo SAB de CV (144A) (b)	4.875		06/30/20	100,722

		Oil Company — Integrated (0.3%)
	60	Petroleos Mexicanos	5.50		01/21/21	61,200
	15	Petroleos Mexicanos	8.00		05/03/19	18,090

						79,290

		Total Mexico				426,358

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Netherlands (1.0%)
	Electric — Integrated (0.4%)
$100	Enel Finance International N.V. (144A) (b)	5.125%	10/07/19	$101,002

	Multi-line Insurance (0.3%)
75	Aegon N.V.	4.625	12/01/15	77,950

	Telephone — Integrated (0.3%)
25	Deutsche Telekom International Finance BV	8.75	06/15/30	32,863
45	Telefonica Europe BV	8.25	09/15/30	54,509

				87,372

	Total Netherlands			266,324

	Peru (0.5%)
	Foreign Government Obligations
40	Peruvian Government International Bond	7.125	03/30/19	47,400
10	Peruvian Government International Bond	7.35	07/21/25	11,935
56	Peruvian Government International Bond	8.75	11/21/33	75,460

	Total Peru			134,795

	Philippines (0.4%)
	Foreign Government Obligation
87	Philippine Government International Bond	8.875	03/17/15	107,445

	Russia (1.2%)
	Foreign Government Obligations
147	Russian Foreign Bond — Eurobond	7.50	03/31/30	172,246
90	Russian Foreign Bond — Eurobond	12.75	06/24/28	157,950

	Total Russia			330,196

	Switzerland (0.5%)
	Commercial Banks
110	Credit Suisse	5.30	08/13/19	115,824
5	Credit Suisse	6.00	02/15/18	5,318
20	Credit Suisse AG	5.40	01/14/20	20,235

	Total Switzerland			141,377

	Turkey (1.1%)
	Foreign Government Obligations
100	Turkey Government International Bond	5.625	03/30/21	102,500
100	Turkey Government International Bond	6.75	04/03/18	112,000
17	Turkey Government International Bond	6.875	03/17/36	18,080
15	Turkey Government International Bond	8.00	02/14/34	18,053
19	Turkey Government International Bond	11.875	01/15/30	31,587

	Total Turkey			282,220

	Ukraine (0.8%)
	Foreign Government Obligations
100	Ukraine Government International Bond	6.75	11/14/17	101,900
100	Ukraine Government International Bond	7.75	09/23/20	103,250

	Total Ukraine			205,150

	United Kingdom (2.1%)
	Advertising Services (0.4%)
100	WPP Finance	8.00	09/15/14	116,651

	Commercial Banks (1.0%)
65	Barclays Bank PLC	6.75	05/22/19	73,528
100	Royal Bank of Scotland PLC (The)	4.875	03/16/15	104,031
100	Standard Chartered PLC (144A) (b)	3.85	04/27/15	102,432

				279,991

	Diversified Financial Services (0.1%)
30	HSBC Holdings PLC	5.10	04/05/21	30,213

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Telephone — Integrated (0.4%)
$100	Virgin Media Finance PLC	9.125%	08/15/16	$106,500

	Tobacco (0.2%)
30	BAT International Finance PLC (144A) (b)	9.50	11/15/18	39,736

	Total United Kingdom			573,091

	Uruguay (0.0%)
	Foreign Government Obligation
10	Uruguay Government International Bond	8.00	11/18/22	12,500

	Venezuela (0.9%)
	Foreign Government Obligations (0.7%)
20	Venezuela Government International Bond	6.00	12/09/20	11,950
150	Venezuela Government International Bond	7.65	04/21/25	91,875
50	Venezuela Government International Bond	8.50	10/08/14	45,850
54	Venezuela Government International Bond	9.25	09/15/27	40,095

				189,770

	Oil Company — Integrated (0.2%)
70	Petroleos de Venezuela SA (Series 2016)	5.125	10/28/16	43,050

	Total Venezuela			232,820

	Total Foreign Government & Corporate Bonds (Cost $4,685,671)			4,896,169

	Domestic Corporate Bonds (61.1%)
	Advanced Materials/Products (0.1%)
13	Hexcel Corp.	6.75	02/01/15	13,358

	Advertising Services (0.6%)
145	inVentiv Health, Inc. (144A) (b)	10.00	08/15/18	151,162

	Agricultural Operations (0.2%)
35	Bunge Ltd. Finance Corp.	8.50	06/15/19	41,625

	Apparel Manufacturers (0.4%)
100	Levi Strauss & Co.	7.625	05/15/20	100,750

	Auto — Cars/Light Trucks (0.2%)
30	Daimler Finance North America LLC	7.30	01/15/12	31,518
25	Nissan Motor Acceptance Corp. (144A) (b)	4.50	01/30/15	26,153

				57,671

	Auto Parts: Original Equipment Manufacturer (1.2%)
125	Dana Holdings Corp.	6.50	02/15/19	125,000
30	Tenneco, Inc.	6.875	12/15/20	31,200
80	Tenneco, Inc.	8.125	11/15/15	86,000
70	TRW Automotive, Inc. (144A) (b)	8.875	12/01/17	78,750

				320,950

	Beverages — Wine/Spirits (1.2%)
285	Constellation Brands, Inc.	7.25	05/15/17	310,650

	Building — Residential/Commercial (0.8%)
75	DR Horton, Inc.	6.50	04/15/16	78,750
145	Lennar Corp.	6.95	06/01/18	144,275

				223,025

	Building Product — Cement/Aggregation (0.3%)
20	CRH America, Inc.	6.00	09/30/16	21,584
25	Holcim US Finance Sarl & Cie SCS (144A) (b)	6.00	12/30/19	26,246
40	Lafarge SA (144A) (b)	5.50	07/09/15	41,335

				89,165

	Building Product — Wood (0.3%)
70	Masco Corp.	6.125	10/03/16	71,880

	Building Societies (0.5%)
120	Nationwide Building Society (144A) (b)	6.25	02/25/20	125,062

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Cable/Satellite TV (2.3%)
$130	Charter Communications Operating LLC/Charter Communications Operating Capital (144A) (b)	10.875%		09/15/14	$146,250
180	CSC Holdings LLC	8.625		02/15/19	207,000
40	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60		02/15/21	39,071
40	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625		05/15/16	44,147
65	DISH DBS Corp.	6.625		10/01/14	68,981
90	DISH DBS Corp.	7.00		10/01/13	97,650

					603,099

	Capital Markets (0.6%)
135	Goldman Sachs Group, Inc. (The)	6.15		04/01/18	146,573

	Casino Gaming (1.1%)
110	Caesars Entertainment Operating Co., Inc.	11.25		06/01/17	125,537
145	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75		08/15/20	154,425

					279,962

	Casino Hotels (0.9%)
30	Ameristar Casinos, Inc.	0.00			29,737
80	Caesars Entertainment Operating Co., Inc.	10.00		12/15/18	73,400
140	MGM Resorts International	7.625		01/15/17	132,825

					235,962

	Cellular Telecommunications (0.2%)
50	Nextel Communications, Inc. (Series E)	6.875		10/31/13	50,625

	Chemicals (0.3%)
80	Mosaic Co. (The) (144A) (b)	7.625		12/01/16	86,414

	Chemicals — Diversified (0.5%)
121	Lyondell Chemical Co. (144A) (b)	8.00		11/01/17	133,705

	Chemicals — Specialty (1.1%)
65	Ashland, Inc.	9.125		06/01/17	74,913
40	CF Industries, Inc.	6.875		05/01/18	45,000
95	Nalco Co. (144A) (b)	6.625		01/15/19	98,206
80	Nalco Co.	8.25		05/15/17	87,800

					305,919

	Commercial Bank (1.1%)
275	Regions Financial Corp.	5.75		06/15/15	280,415

	Commercial Services (2.0%)
430	ServiceMaster Co. (The) (144A) (b)	10.75	(c)	07/15/15	459,025
80	Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75		08/01/16	87,800

					546,825

	Computer Services (0.5%)
95	SunGard Data Systems, Inc. (144A) (b)	7.375		11/15/18	97,612
30	SunGard Data Systems, Inc.	10.625		05/15/15	33,038

					130,650

	Computers — Peripherial Equipment (0.5%)
135	CDW Escrow Corp. (144A) (b)	8.50		04/01/19	135,506

	Consulting Services (0.1%)
35	SAIC, Inc. (144A) (b)	5.95		12/01/40	36,268

	Consumer Products — Miscellaneous (1.1%)
280	Jarden Corp.	7.50		05/01/17	300,300

	Containers — Paper/Plastic (1.0%)
75	Graphic Packaging International, Inc.	7.875		10/01/18	80,719
140	Pactiv Corp.	7.95		12/15/25	128,100
70	Solo Cup Co.	8.50		02/15/14	63,000

					271,819

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Data Processing Services (0.1%)
$11	First Data Corp. (144A) (b)	8.25%	01/15/21	$11,028
3	First Data Corp. (144A) (b)	9.875	09/24/15	3,090
11	First Data Corp. (144A) (b)	12.625	01/15/21	11,990

				26,108

	Decision Support Software (0.4%)
100	Vangent, Inc.	9.625	02/15/15	100,000

	Distribution/Wholesale (0.1%)
35	Ingram Micro, Inc.	5.25	09/01/17	35,631

	Diversified Financial Services (2.5%)
255	Ally Financial, Inc. (144A) (b)	6.25	12/01/17	260,100
215	Ally Financial, Inc. (144A) (b)	7.50	09/15/20	230,319
25	Citigroup, Inc. (d)	8.125	07/15/39	31,437
85	Citigroup, Inc. (d)	8.50	05/22/19	105,040
40	General Electric Capital Corp.	5.30	02/11/21	40,704

				667,600

	Diversified Manufactured Operation (0.9%)
45	Cooper US, Inc.	5.25	11/15/12	47,888
185	RBS Global, Inc. / Rexnord LLC	8.50	05/01/18	200,725

				248,613

	Diversified Operation/Commercial Service (1.1%)
285	ARAMARK Corp.	8.50	02/01/15	298,537

	E-Commerce/Services (0.7%)
40	Expedia, Inc.	5.95	08/15/20	40,550
140	Expedia, Inc.	8.50	07/01/16	152,950

				193,500

	Electric — Generation (0.9%)
67	Homer City Funding LLC	8.137	10/01/19	61,305
79	Midwest Generation LLC (Series B)	8.56	01/02/16	80,439
112	NSG Holdings LLC / NSG Holdings, Inc. (144A) (b)	7.75	12/15/25	110,320

				252,064

	Electric — Integrated (1.7%)
245	GenOn Americas Generation LLC	8.50	10/01/21	256,025
30	Ipalco Enterprises, Inc.	8.625	11/14/11	31,125
15	Public Service Co. of Colorado	5.125	06/01/19	16,317
150	Puget Energy, Inc. (144A) (b)	6.50	12/15/20	150,678

				454,145

	Electric Utilities (0.2%)
40	FirstEnergy Solutions Corp.	6.05	08/15/21	41,528

	Electronic Equipment, Instruments & Components (0.1%)
15	Corning, Inc.	7.25	08/15/36	17,178

	Finance — Auto Loans (0.9%)
210	Ford Motor Credit Co. LLC	7.00	04/15/15	227,509

	Finance — Consumer Loans (1.1%)
215	SLM Corp. (MTN)	6.25	01/25/16	224,370
60	SLM Corp. (MTN)	8.00	03/25/20	65,506

				289,876

	Finance — Investment Banker/Broker (0.7%)
100	Merrill Lynch & Co., Inc.	6.11	01/29/37	95,140
80	TD Ameritrade Holding Corp.	5.60	12/01/19	84,803

				179,943

	Finance — Other Services (0.2%)
60	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	58,857

	Finance — Rental/Leasing Company (1.1%)
275	International Lease Finance Corp.	8.25	12/15/20	301,812

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Food — Canned (1.3%)
$195	Blue Merger Sub, Inc. (144A) (b)	7.625%		02/15/19	$198,656
125	TreeHouse Foods, Inc.	7.75		03/01/18	135,000

					333,656

	Food — Meat Products (0.3%)
75	JBS USA LLC/JBS USA Finance, Inc.	11.625		05/01/14	87,375

	Food — Miscellaneous/Diversified (0.2%)
25	ConAgra Foods, Inc.	7.00		10/01/28	26,936
20	ConAgra Foods, Inc.	8.25		09/15/30	23,918

					50,854

	Food — Retail (1.3%)
285	SUPERVALU, Inc.	8.00		05/01/16	286,425
45	Woolworths Ltd. (144A) (b)	4.00		09/22/20	43,554

					329,979

	Food Products (0.2%)
50	Kraft Foods, Inc.	5.375		02/10/20	52,880

	Hazardous Waste Disposal (0.3%)
75	Clean Harbors, Inc. (144A) (b)	7.625		08/15/16	79,969

	Health Care Equipment & Supplies (0.2%)
40	Boston Scientific Corp.	6.00		01/15/20	41,984

	Health Care Providers & Services (0.3%)
75	Healthsouth Corp.	10.75		06/15/16	80,250

	Hotels & Motels (0.3%)
30	Hyatt Hotels Corp. (144A) (b)	6.875		08/15/19	32,162
55	Wyndham Worldwide Corp.	5.625		03/01/21	54,585

					86,747

	Independent Power Producer (0.5%)
115	NRG Energy, Inc.	8.50		06/15/19	121,613

	Insurance (0.5%)
50	Genworth Financial, Inc.	7.20		02/15/21	49,744
30	Principal Financial Group, Inc.	8.875		05/15/19	38,189
35	Prudential Financial, Inc. (MTN)	6.625		12/01/37	38,160

					126,093

	Life/Health Insurance (0.1%)
35	Nationwide Financial Services (144A) (b)	5.375		03/25/21	34,734

	Media (0.5%)
30	CBS Corp.	8.875		05/15/19	37,728
40	Time Warner Cable, Inc.	6.75		07/01/18	45,507
15	Time Warner, Inc.	4.875		03/15/20	15,323
30	Time Warner, Inc.	5.875		11/15/16	33,509

					132,067

	Medical — Biomedical/Genetics (0.2%)
65	Gilead Sciences, Inc.	4.50		04/01/21	64,355

	Medical — Drugs (0.8%)
100	Axcan Intermediate Holdings, Inc.	12.75		03/01/16	111,750
115	Valeant Pharmaceuticals International (144A) (b)	6.50		07/15/16	114,137

					225,887

	Medical — Hospitals (1.6%)
45	CHS/Community Health Systems, Inc.	8.875		07/15/15	47,588
125	HCA, Inc.	7.69		06/15/25	119,687
35	Select Medical Corp.	6.211	(a)	09/15/15	34,256
15	Select Medical Corp.	7.625		02/01/15	15,338
20	Tenet Healthcare Corp.	8.00		08/01/20	20,950
15	Tenet Healthcare Corp.	9.25		02/01/15	16,594
90	Tenet Healthcare Corp.	10.00		05/01/18	105,862

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$75	Universal Health Services, Inc. (144A) (b)	7.00%	10/01/18	$77,812

				438,087

	Medical Labs & Testing Services (0.3%)
50	Quest Diagnostics, Inc.	4.70	04/01/21	49,586
30	Quest Diagnostics, Inc.	6.95	07/01/37	33,040

				82,626

	Medical Products (0.3%)
91	Fresenius Medical Care Capital Trust IV	7.875	06/15/11	92,138

	Metal — Copper (0.2%)
15	Southern Copper Corp.	5.375	04/16/20	15,323
25	Southern Copper Corp.	6.75	04/16/40	25,254

				40,577

	Metal — Iron (0.1%)
40	Cliffs Natural Resources, Inc.	4.875	04/01/21	39,532

	Metals & Mining (0.1%)
20	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	22,076

	Multi-line Insurance (0.5%)
70	CNA Financial Corp.	5.75	08/15/21	71,807
60	Hartford Financial Services Group, Inc. (e)	5.50	03/30/20	61,128

				132,935

	Multiline Retail (0.2%)
15	JC Penney Co., Inc.	5.65	06/01/20	14,531

36	JC Penney Corp., Inc.	6.375	10/15/36	32,625

				47,156

	Multimedia (0.5%)
50	NBC Universal Media LLC (144A) (b)	5.15	04/30/20	51,625
65	News America, Inc.	7.85	03/01/39	77,030

				128,655

	Office Electronics (0.1%)
20	Xerox Corp.	6.35	05/15/18	22,646

	Oil Companies — Exploration & Production (6.1%)
55	Anadarko Petroleum Corp.	6.95	06/15/19	61,838
275	Chaparral Energy, Inc. (144A) (b)	8.25	09/01/21	283,937
200	Concho Resources, Inc.	7.00	01/15/21	211,000
155	Denbury Resources, Inc.	9.75	03/01/16	175,537
200	Energy XXI Gulf Coast, Inc. (144A) (b)	9.25	12/15/17	214,500
25	EQT Corp.	8.125	06/01/19	29,846
33	Pemex Project Funding Master Trust	6.625	06/15/35	33,268
25	Pemex Project Funding Master Trust	6.625	06/15/38	25,019
110	Plains Exploration & Production Co.	10.00	03/01/16	124,575
95	QEP Resources, Inc.	6.875	03/01/21	100,225
125	SandRidge Energy, Inc.	8.75	01/15/20	136,875
85	SM Energy Co. (144A) (b)	6.625	02/15/19	87,444
150	Venoco, Inc. (144A) (b)	8.875	02/15/19	150,188

				1,634,252

	Oil Company — Integrated (0.1%)
30	Marathon Petroleum Corp. (144A) (b)	5.125	03/01/21	30,298

	Paper & Related Products (0.4%)
70	Boise Paper Holdings LLC / Boise Finance Co.	9.00	11/01/17	78,050
35	Glatfelter	7.125	05/01/16	36,094

				114,144

	Pipelines (0.8%)
50	Energy Transfer Partners LP	9.00	04/15/19	63,261
130	Williams Cos., Inc. (The)	7.875	09/01/21	162,082

				225,343

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Professional Services (0.2%)
$65	Verisk Analytics, Inc.	5.80%		05/01/21	$65,422

	REIT — Diversified (0.3%)
80	Digital Realty Trust LP	4.50		07/15/15	82,248

	REIT — Health Care (0.4%)
50	Health Care, Inc.	6.125		04/15/20	52,976
50	Healthcare Realty Trust, Inc.	5.75		01/15/21	51,373

					104,349

	REIT — Office Property (0.4%)
50	Brandywine Operating Partnership	4.95		04/15/18	49,501
60	Wells Operating Partnership II LP (144A) (b)	5.875		04/01/18	59,657

					109,158

	Rental Auto/Equipment (1.1%)
270	RSC Equipment Rental Inc/RSC Holdings III LLC (144A) (b)	8.25		02/01/21	282,150

	Resorts/Theme Parks (0.0%)
299	Resort at Summerlin LP (Series B) (f)(g)(h)(i)	13.00	(c)	12/15/07	0

	Retail — Consumer Electronics (0.2%)
65	Best Buy Co., Inc.	3.75		03/15/16	64,233

	Retail — Discount (0.5%)
100	Dollar General Corp.	10.625		07/15/15	107,750
35	Wal-Mart Stores, Inc.	5.25		09/01/35	34,331

					142,081

	Retail — Drug Store (0.3%)
76	CVS Pass-Through Trust	6.036		12/10/28	78,651

	Retail — Mail Order (0.2%)
50	QVC, Inc. (144A) (b)	7.125		04/15/17	52,750

	Retail — Perfume & Cosmetics (0.6%)
140	Sally Holdings LLC/Sally Capital, Inc.	9.25		11/15/14	147,525

	Retail — Restaurants (0.1%)
30	Yum! Brands, Inc.	6.875		11/15/37	33,530

	Semiconductor Equipment (0.1%)
35	KLA-Tencor Corp.	6.90		05/01/18	38,655

	Special Purpose Entity (0.8%)
160	AIG SunAmerica Global Financing VI (144A) (b)	6.30		05/10/11	160,922
16	CA FM Lease Trust (144A) (b)(g)	8.50		07/15/17	17,479
35	Harley-Davidson Funding Corp. (144A) (b)	6.80		06/15/18	38,478

					216,879

	Specialty Retail (0.2%)
65	Home Depot, Inc.	5.875		12/16/36	64,822

	Steel — Producers (0.8%)
200	JMC STEEL GROUP (144A) (b)	8.25		03/15/18	205,500

	Telecommunication Equipment (0.6%)
140	CommScope, Inc. (144A) (b)	8.25		01/15/19	147,000

	Telecommunication Services (0.7%)
75	Qwest Corp.	8.375		05/01/16	89,625
100	Sable International Finance Ltd. (144A) (b)	7.75		02/15/17	105,500

					195,125

	Telephone — Integrated (2.7%)
105	Cincinnati Bell, Inc.	8.375		10/15/20	103,425
110	Frontier Communications Corp.	9.00		08/15/31	113,025
135	Level 3 Financing, Inc. (144A) (b)	9.375		04/01/19	131,287
90	Qwest Communications International, Inc.	7.125		04/01/18	97,537
70	Sprint Capital Corp.	6.90		05/01/19	72,625
65	Verizon Communications, Inc.	6.35		04/01/19	74,028

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$30	Windstream Corp. (144A) (b)	7.75%		10/01/21	$30,638
100	Windstream Corp.	7.875		11/01/17	107,750

					730,315

	Therapeutics (0.6%)
145	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (144A) (b)	7.75		09/15/18	152,612

	Tobacco (0.1%)
20	Altria Group, Inc.	9.25		08/06/19	26,142

	Transport — Rail (0.1%)
30	Union Pacific Corp.	6.125		02/15/20	34,493

	Total Domestic Corporate Bonds (Cost $15,701,572)				16,314,789

	Asset-Backed Securities (1.4%)
100	Ally Master Owner Trust 2010-3 A (144A) (b)	2.88		04/15/15	102,363
125	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (b)	1.955	(a)	02/15/17	130,018
20	Specialty Underwriting & Residential Finance 2004-BC2 A2	0.52	(a)	05/25/35	17,075
125	Westlake Automobile Receivables Trust 2010-1A B (144A) (b)	5.00		05/15/15	125,484

	Total Asset-Backed Securities (Cost $369,524)				374,940

	U.S. Government Agencies & Obligations (8.1%)
	U.S. Government Agencies (0.2%)
	Federal National Mortgage Association
53	356 25 (IO)	7.00		12/01/34	8,797
95	356 30 (IO)	8.00		06/01/35	22,085
46	356 47 (IO)	6.50		12/01/29	6,018
41	356 49 (IO)	7.00		11/01/19	5,508

					42,408

	U.S. Government Obligations (7.9%)
	U.S. Treasury Bonds
200		3.50		02/15/39	167,719
910		7.50		11/15/24	1,255,942
	U.S. Treasury Notes
400		2.25		01/31/15	408,312
280		2.75		02/28/18	277,922

					2,109,895

	Total U.S. Government Agencies & Obligations (Cost $2,141,521)				2,152,303

	U.S. Government Agencies — Mortgage-Backed Securities (0.6%)
	Federal National Mortgage Association (0.6%)
44		6.50		07/01/29	49,686
16		6.50		05/01/31	18,110
34		6.50		03/01/32	38,868
8		6.50		11/01/33	8,871
34		7.00		02/01/33	39,136
2		8.00		02/01/12	2,138

					156,809

	Government National Mortgage Association (0.0%)
1		8.00		06/15/26	797

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $144,365)				157,606

	Municipal Bonds (1.0%)
	Education (0.1%)
30	New York City Transitional Finance Authority	5.267		05/01/27	30,876

	General Obligation (0.3%)
40	State of California — Various Purpose	5.95		04/01/16	42,719

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$25	State of California — Various Purpose	6.65%		03/01/22	$27,099

					69,818

	Power (0.1%)
15	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637		04/01/57	14,324
20	Municipal Electric Authority of Georgia Plant Vogtle	6.655		04/01/57	18,900

					33,224

	Transportation (0.5%)
35	Chicago Transit Authority (Series B)	6.20		12/01/40	31,190
15	City of Chicago O’Hare Int’l Airport (Series B)	6.395		01/01/40	14,455
30	City of New York (Series G-1)	5.968		03/01/36	30,056
75	Illinois State Toll Highway Authority 2009 (Series A)	6.184		01/01/34	72,802

					148,503

	Total Municipal Bonds (Cost $286,662)				282,421

	Collateralized Mortgage Obligations (6.0%)
	Private Issues (5.4%)
147	Banc of America Alternative Loan Trust 2005-12 5A1	5.25		01/25/21	141,221
91	Countrywide Alternative Loan Trust 2006-8T1 1A3	6.00		04/25/36	76,910
190	Countrywide Home Loan Mortgage Pass-Through Trust 2007-13 A10	6.00		08/25/37	164,070
	First Horizon Alternative Mortgage Securities
91	2005-FA8 2A1	5.00		11/25/20	86,136
83	2006-FA5 A3	6.25		08/25/36	64,824
68	GMAC Mortgage Corp. Loan Trust 2010-1 A (144A) (b)	4.25		07/25/40	68,301
94	GS Mortgage Securities Corp. 2008-2R 1A1 (144A) (b)	7.50	(a)	09/25/36	84,044
75	JP Morgan Mortgage Trust 2005-A8 3A1	5.22	(a)	11/25/35	69,422
	Lehman Mortgage Trust
72	2005-1 2A1	5.50		11/25/35	66,611
99	2006-1 3A5	5.50		02/25/36	95,972
96	2007-8 2A1	6.50		09/25/37	81,342
41	Mastr Adjustable Rate Mortgages Trust 2006-OA1 3A3	1.232	(a)	04/25/46	1,043
	Residential Accredit Loans, Inc.
93	2005-QS3 1A21	0.75	(a)	03/25/35	65,777
113	2006-QS4 A4	6.00		04/25/36	81,318
186	Structured Adjustable Rate Mortgage Loan Trust 2004-10 1A1	2.611	(a)	08/25/34	167,676
190	WaMu Mortgage Pass Through Certificates 2007-OA4 1A	1.082	(a)	05/25/47	134,130

					1,448,797

	U.S. Government Agencies (0.6%)
285	Federal Home Loan Mortgage Corporation 3339 TI (IO)	5.885	(a)	07/15/37	42,589
	Federal National Mortgage Association
262	2009-8 BS (IO)	6.451	(a)	02/25/24	28,875
320	2010-97 (IO)	5.00		10/25/38	49,342
155	406 16 (IO)	5.00	(a)	01/25/41	31,637

					152,443

	Total Collateralized Mortgage Obligations (Cost $1,551,031)				1,601,240

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Preferred Stocks (0.8%)
	Diversified Financial Services (0.8%)
82	Ally Financial, Inc. $70.00 (144A) (b)	$76,301
5,425	GMAC Capital Trust I (j)	138,338

	Total Preferred Stocks (Cost $171,474)	214,639

	Common Stocks (0.0%)
	Communications Equipment (0.0%)
563	Orbcomm, Inc. (j)	1,858

	Diversified Telecommunication Services (0.0%)
109	XO Holdings, Inc. (h)(j)(k)	82

	Electric Utilities (0.0%)
13	PNM Resources, Inc. (h)	194

	Wireless Telecommunication Services (0.0%)
49	USA Mobility, Inc. (h)	710

	Total Common Stocks (Cost $638)	2,844

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Short-Term Investments (2.8%)
	U.S. Government Obligation (l)(m) (0.9%)
$230	U.S. Treasury Bill (Cost $229,972)	0.162%	04/28/11	229,972

NUMBER OF
SHARES (000)
	Investment Company (n) (1.9%)
495	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $494,570)			494,570

	Total Short-Term Investments (Cost $724,542)			724,542

	Total Investments (Cost $25,777,000) (o)(p)		100.1%	26,721,493
	Liabilities in Excess of Other Assets		(0.1)	(16,638)

	Net Assets		100.0%	$26,704,855

IO	Interest Only Security.

MTN	Medium Term Note.

REIT	Real Estate Investment Trust.

(a)	Floating rate security. Rate shown is the rate in effect at March 31, 2011.

(b)	Resale is restricted to qualified institutional investors.

(c)	Payment-in-kind security.

(d)	For the three months ended March 31, 2011, the proceeds from sales of Citigroup Inc., corporate bonds, and its affiliated broker/dealers which are affiliates of the Investment Adviser, Administrator and Distributor, was $91,907, including realized gains of $17,062.

(e)	For the three months ended March 31, 2011, there were no transactions in Hartford Financial Services Group, Inc., an affiliate of the Fund.

(f)	Non-income producing security; bond in default.

(g)	At March 31, 2011, the Portfolio held fair valued securities valued at $17,479, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(h)	Acquired through exchange offer.

(i)	Issuer in bankruptcy.

(j)	Non-income producing security.

(k)	Illiquid security.

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

(l)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(m)	A portion of this security has been physically segregated in connection with open futures and swap contracts.

(n)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(o)	Securities have been designated as collateral in connection with open futures, open foreign currency exchange contracts, and swap contracts.

(p)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Foreign Currency Exchange Contracts Open at March 31, 2011:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)

Morgan (J.P.) Securities, Inc.	BRL	53,000		$31,746	04/04/2011	$(689)
Morgan (J.P.) Securities, Inc.		$31,727	BRL	53,000	04/04/2011	708
Morgan (J.P.) Securities, Inc.		$64,477	KRW	72,571,760	04/07/2011	1,654
Morgan (J.P.) Securities, Inc.		$30,489	THB	929,760	04/07/2011	242
Morgan (J.P.) Securities, Inc.		$33,580	INR	1,521,168	04/11/2011	453
UBS AG London	CHF	62,000		$67,789	04/15/2011	282
UBS AG London	CHF	62,000		$68,958	04/15/2011	1,451
UBS AG London		$67,844	NOK	380,000	04/15/2011	817
UBS AG London		$33,550	NOK	190,000	04/15/2011	780
UBS AG London		$33,560	NOK	190,000	04/15/2011	770
UBS AG London		$67,913	SEK	430,000	04/15/2011	163
UBS AG London		$34,004	SEK	220,000	04/15/2011	826
UBS AG London		$34,279	SEK	220,000	04/15/2011	551
UBS AG London	EUR	54,953		$76,217	04/18/2011	(1,639)
UBS AG London	JPY	11,305,943		$138,494	04/18/2011	2,559
Morgan (J.P.) Securities, Inc.		$11,047	CLP	5,338,080	04/25/2011	100
Morgan (J.P.) Securities, Inc.		$293,219	CNY	1,920,000	05/16/2011	664
Morgan (J.P.) Securities, Inc.		$39,308	SGD	50,000	06/14/2011	365

		Net Unrealized Appreciation				$10,057

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Futures Contracts Open at March 31, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

23	Long	U.S. Treasury Notes 5 Year, June 2011	$2,686,148	$742
4	Long	U.S. Ultra Bond, June 2011	494,250	3,946
1	Short	Euro-Bund, June 2011, June 2011	(171,877)	310
2	Short	U.S. Treasury Bonds 30 Year, June 2011	(240,375)	(1,879)
30	Short	U.S. Treasury Notes 10 Year, June 2011	(3,570,937)	(5,594)

		Net Unrealized Depreciation		$(2,475)

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Interest Rate Swap Agreements Contracts Open at March 31, 2011:

	NOTIONAL						UNREALIZED
	AMOUNT		FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)		INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)

Bank of America, N.A***		$810	3 Month LIBOR	Pay	4.795%	12/09/20	$(3,127)
Bank of America, N.A.		195	3 Month LIBOR	Receive	4.058	12/09/40	7,433
Barclays Bank ***	SEK	7,348	3 Month STIBOR	Receive	3.106	06/22/12	141
Barclays Bank ***		15,043	3 Month STIBOR	Pay	3.832	03/22/15	(2,050)
Barclays Bank ***		7,777	3 Month STIBOR	Receive	3.927	03/22/21	6,056
Credit Suisse Group		$2,615	3 Month LIBOR	Receive	0.80	10/28/13	31,955
Credit Suisse Group	CAD	849	3 Month CDOR	Receive	2.18	09/08/15	25,663
Credit Suisse Group		611	3 Month CDOR	Receive	2.208	09/08/15	17,729
Credit Suisse Group		$1,095	3 Month LIBOR	Pay	2.098	10/28/17	(55,188)
Credit Suisse Group***	CAD	1,000	3 Month CDOR	Pay	4.065	09/08/20	(23,795)
Credit Suisse Group***		720	3 Month CDOR	Pay	4.123	09/08/20	(15,459)
Deutsche Bank AG ***	SEK	1,690	3 Month STIBOR	Receive	3.04	06/17/12	166
Deutsche Bank AG ***		3,460	3 Month STIBOR	Pay	3.78	03/17/15	(961)
Deutsche Bank AG ***		1,790	3 Month STIBOR	Receive	3.83	03/17/21	2,405
Goldman Sachs***	GBP	870	6 Month LIBOR	Pay	4.90	03/04/21	3,015
Goldman Sachs		200	6 Month LIBOR	Receive	4.18	03/04/41	(2,402)
UBS AG***		$810	3 Month LIBOR	Pay	4.65	12/07/20	(7,735)
UBS AG		195	3 Month LIBOR	Receive	4.00	12/07/40	9,360

				Net Unrealized Depreciation			$(6,794)

***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Zero Coupon Swap Contracts Open at March 31, 2011:

	NOTIONAL	FLOATING	PAY/RECEIVE	TERMINATION	UNREALIZED
SWAP COUNTERPARTY	AMOUNT (000)	RATE INDEX	FLOATING RATE	DATE	DEPRECIATION

Barclays Bank PLC^	$920	3 Month LIBOR	Receive	11/15/21	$(96,878)
Deutsche Bank AG^^	750	3 Month LIBOR	Pay	11/15/21	(1,390)
Deutsche Bank AG^	750	3 Month LIBOR	Receive	11/15/21	(66,275)
JPMorgan Chase Bank N.A. New York^	535	3 Month LIBOR	Receive	11/15/19	(57,720)
UBS AG^	255	3 Month LIBOR	Receive	11/15/19	(25,993)

		Total Unrealized Depreciation			$(248,256)

^	Portfolio will make the payments of $412,031, $323,462, $203,364, and $95,443 respectively, on termination date.

^^	Portfolio will receive payment of $250,453 on termination date.

Currency Abbreviations:

BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNY	Chinese Yuan Renminbi.
EUR	Euro.
GBP	British Pound.
INR	Indian Rupee.
JPY	Japanese Yen.
KRW	South Korean Won.
NOK	Norwegian Krone.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.

CDOR	Canadian Dealer Offered Rate.
LIBOR	London Interbank Offered Rate.
STIBOR	Stockholm Interbank Offered Rate.

Morgan Stanley Select Dimensions — Global Infrastructure Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.6%)
	Australia (4.2%)
	Airports
112,148	MAP Group (Stapled Securities) (a)	$352,641

	Diversified
60,800	DUET Group (Stapled Securities) (a)(b)	105,338

	Oil & Gas Storage & Transportation
41,800	APA Group (Stapled Securities) (a)	182,023

	Toll Roads
90,500	Transurban Group (Stapled Securities) (a)(b)	502,679

	Transmission & Distribution
120,057	Spark Infrastructure Group	139,083

	Total Australia	1,281,764

	Brazil (0.6%)
	Water
3,200	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	187,968

	Canada (13.2%)
	Oil & Gas Storage & Transportation
24,720	Enbridge, Inc.	1,515,072
57,810	TransCanada Corp.	2,344,004

		3,859,076

	Transmission & Distribution
4,490	Fortis, Inc.	153,387

	Total Canada	4,012,463

	China (9.6%)
	Oil & Gas Storage & Transportation
230,000	Beijing Enterprises Holdings Ltd. (c)	1,312,841
130,000	China Gas Holdings Ltd. (c)	63,842
223,000	ENN Energy Holdings Ltd. (c)	693,780
83,000	Sichuan Expressway Co. Ltd. (c)	53,885

		2,124,348

	Ports
100,370	China Merchants Holdings International Co., Ltd. (c)	423,878

	Toll Roads
321,000	Jiangsu Expressway Co., Ltd. (H Shares) (c)	359,851

	Total China	2,908,077

	France (5.0%)
	Airports
2,206	Aeroports de Paris (ADP)	203,211

	Communications
5,994	Eutelsat Communications SA	239,422
40,131	SES SA	1,033,674

		1,273,096

	Toll Roads
3,031	Groupe Eurotunnel SA	32,247

	Total France	1,508,554

	Germany (0.9%)
	Airports
3,516	Fraport AG Frankfurt Airport Services Worldwide	257,663

	Hong Kong (2.7%)
	Oil & Gas Storage & Transportation
336,600	Hong Kong & China Gas Co., Ltd.	807,471

	Italy (4.9%)
	Oil & Gas Storage & Transportation
87,789	Snam Rete Gas SpA	493,426

Morgan Stanley Select Dimensions — Global Infrastructure Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Toll Roads
29,805	Atlantia SpA	$683,012

	Transmission & Distribution
65,100	Terna Rete Elettrica Nazionale SpA	311,652

	Total Italy	1,488,090

	Mexico (0.8%)
	Airports
2,700	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	114,723
2,400	Grupo Aeroportuario del Sureste SAB de CV (ADR)	141,048

	Total Mexico	255,771

	Netherlands (0.6%)
	Oil & Gas Storage & Transportation
3,959	Koninklijke Vopak N.V.	190,482

	Spain (5.6%)
	Diversified
15,505	Ferrovial SA	194,466

	Oil & Gas Storage & Transportation
8,077	Enagas SA	182,231

	Toll Roads
55,675	Abertis Infraestructuras SA	1,209,571

	Transmission & Distribution
2,231	Red Electrica Corp. SA	126,787

	Total Spain	1,713,055

	Switzerland (0.5%)
	Airports
367	Flughafen Zuerich AG	152,834

	United Kingdom (12.8%)
	Transmission & Distribution
295,300	National Grid PLC	2,813,915

	Water
25,700	Pennon Group PLC	257,676
14,900	Severn Trent PLC	349,219
48,800	United Utilities Group PLC	463,058

		1,069,953

	Total United Kingdom	3,883,868

	United States (37.2%)
	Communications
31,490	American Tower Corp. (Class A) (d)	1,631,812
26,460	Crown Castle International Corp. (d)	1,125,873
9,570	SBA Communications Corp. (Class A) (d)	379,737

		3,137,422

	Diversified
67,690	Centerpoint Energy, Inc.	1,188,636

	Oil & Gas Storage & Transportation
3,001	Kinder Morgan Management LLC (d)	196,836
22,480	NiSource, Inc.	431,166
9,240	Oneok, Inc.	617,971
12,470	Sempra Energy	667,145
15,600	Southern Union Co.	446,472
54,415	Spectra Energy Corp.	1,479,000

		3,838,590

	Transmission & Distribution
13,140	Consolidated Edison, Inc.	666,461
14,760	ITC Holdings Corp.	1,031,724
19,290	Northeast Utilities	667,434

Morgan Stanley Select Dimensions — Global Infrastructure Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES			VALUE

8,360	NSTAR		$386,817

			2,752,436

	Water
6,220	American Water Works Co., Inc.		174,471
8,940	Aqua America, Inc.		204,637

			379,108

	Total United States		11,296,192

	Total Common Stocks (Cost $25,002,193)		29,944,252

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (1.5%)
	Investment Company
453	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $453,454)		453,454

	Total Investments (Cost $25,455,647) (f)	100.1%	30,397,706
	Liabilities in Excess of Other Assets	(0.1)	(17,167)

	Net Assets	100.0%	$30,380,539

ADR	American Depositary Receipt.

(a)	Comprised of securities in separate entities that are traded as a single stapled security.

(b)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(c)	Security trades on the Hong Kong exchange.

(d)	Non-income producing security.

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions — Global Infrastructure Portfolio
Summary of Investments ▪ March 31, 2011 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Oil & Gas Storage & Transportation	$11,677,647	38.4%
Transmission & Distribution	6,297,260	20.7
Communications	4,410,518	14.5
Toll Roads	2,787,360	9.2
Water	1,637,029	5.4
Diversified	1,488,440	4.9
Airports	1,222,120	4.0
Investment Company	453,454	1.5
Ports	423,878	1.4

	$30,397,706	100.0%

Morgan Stanley Select Dimensions — Growth Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (99.0%)
	Air Freight & Logistics (1.9%)
10,932	Expeditors International of Washington, Inc.	$548,130

	Beverages (1.6%)
8,180	Anheuser-Busch InBev (ADR) (Belgium)	467,651

	Capital Markets (1.6%)
25,521	Charles Schwab Corp. (The)	460,144

	Chemicals (2.7%)
11,008	Monsanto Co.	795,438

	Commercial Services & Supplies (3.7%)
35,200	Edenred (France) (a)	1,062,305

	Communications Equipment (3.6%)
23,165	Motorola Solutions, Inc. (a)	1,035,244

	Computers & Peripherals (7.3%)
6,115	Apple, Inc. (a)	2,130,772

	Distributors (2.5%)
140,000	Li & Fung Ltd. (Bermuda) (b)	717,229

	Diversified Financial Services (5.9%)
86,104	BM&F Bovespa SA (Brazil)	624,955
1,354	CME Group, Inc.	408,299
18,554	Leucadia National Corp.	696,517

		1,729,771

	Food & Staples Retailing (1.5%)
5,772	Costco Wholesale Corp.	423,203

	Food Products (2.3%)
11,379	Mead Johnson Nutrition Co.	659,185

	Health Care Equipment & Supplies (2.4%)
2,107	Intuitive Surgical, Inc. (a)	702,600

	Hotels, Restaurants & Leisure (7.6%)
17,217	Las Vegas Sands Corp. (a)	726,902
16,869	Starbucks Corp.	623,310
3,426	Wynn Resorts Ltd.	435,958
7,977	Yum! Brands, Inc.	409,858

		2,196,028

	Information Technology Services (1.5%)
8,474	Teradata Corp. (a)	429,632

	Internet & Catalog Retail (11.2%)
11,343	Amazon.com, Inc. (a)	2,043,214
3,161	NetFlix, Inc. (a)	750,200
913	Priceline.com, Inc. (a)	462,380

		3,255,794

	Internet Software & Services (15.9%)
9,169	Baidu, Inc. (ADR) (Cayman Islands) (a)	1,263,580
24,261	eBay, Inc. (a)	753,061
33,323	Facebook, Inc. (a)(c)(d)	733,106
2,520	Google, Inc. (Class A) (a)	1,477,249
15,800	Tencent Holdings Ltd. (Cayman Islands) (b)	384,917

		4,611,913

	Life Sciences Tools & Services (2.9%)
12,195	Illumina, Inc. (a)	854,504

	Media (1.7%)
9,429	Naspers Ltd. (Class N) (South Africa)	507,340

	Metals & Mining (1.6%)
7,937	Molycorp, Inc. (a)	476,379

	Oil, Gas & Consumable Fuels (3.9%)
5,645	Range Resources Corp.	330,007

Morgan Stanley Select Dimensions — Growth Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

16,280	Ultra Petroleum Corp. (Canada) (a)	$801,790

		1,131,797

	Pharmaceuticals (2.4%)
5,250	Allergan, Inc.	372,855
6,553	Valeant Pharmaceuticals International, Inc. (Canada)	326,405

		699,260

	Professional Services (1.4%)
225	SGS SA (Registered Shares) (Switzerland)	400,517

	Real Estate Management & Development (3.7%)
33,492	Brookfield Asset Management, Inc. (Class A) (Canada)	1,087,150

	Semiconductors & Semiconductor Equipment (2.9%)
16,362	ARM Holdings PLC (ADR) (United Kingdom)	460,918
1,741	First Solar, Inc. (a)	280,022
5,884	NVIDIA Corp. (a)	108,619

		849,559

	Software (3.3%)
5,358	Salesforce.com, Inc. (a)	715,722
2,923	VMware, Inc. (Class A) (a)	238,341

		954,063

	Tobacco (2.0%)
8,790	Philip Morris International, Inc.	576,888

	Total Common Stocks (Cost $20,288,820)	28,762,496

	Convertible Preferred Stock (0.5%)
	Alternative Energy
54,420	Better Place, Inc. (Cost $163,260) (a)(c)(d)	163,260

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (0.2%)
	Investment Company
47	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (Cost $47,299)		47,299

	Total Investments (Cost $20,499,379) (f)	99.7%	28,973,055
	Other Assets in Excess of Liabilities	0.3	81,691

	Net Assets	100.0%	$29,054,746

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	Illiquid security. Resale is restricted to qualified institutional investors.

(d)	At March 31, 2011, the Portfolio held fair valued securities valued at $896,366, representing 3.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	The Portfolio invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Portfolio in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions — Focus Growth Portfolio

Portfolio of Investments ▪ March 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.6%)
	Air Freight & Logistics (2.0%)
38,499	Expeditors International of Washington, Inc.	$1,930,340

	Beverages (1.8%)
30,250	Anheuser-Busch InBev (ADR) (Belgium)	1,729,393

	Chemicals (3.3%)
43,006	Monsanto Co.	3,107,614

	Commercial Services & Supplies (4.3%)
135,079	Edenred (France) (a)	4,076,567

	Communications Equipment (4.2%)
88,637	Motorola Solutions, Inc. (a)	3,961,188

	Computers & Peripherals (9.1%)
24,560	Apple, Inc. (a)	8,557,932

	Distributors (2.7%)
496,000	Li & Fung Ltd. (Bermuda) (b)	2,541,039

	Diversified Financial Services (5.5%)
337,612	BM&F Bovespa SA (Brazil)	2,450,435
73,092	Leucadia National Corp.	2,743,873

		5,194,308

	Food Products (2.5%)
40,701	Mead Johnson Nutrition Co.	2,357,809

	Health Care Equipment & Supplies (2.7%)
7,535	Intuitive Surgical, Inc. (a)	2,512,621

	Hotels, Restaurants & Leisure (5.2%)
63,199	Las Vegas Sands Corp. (a)	2,668,262
59,600	Starbucks Corp.	2,202,220

		4,870,482

	Information Technology Services (1.7%)
32,049	Teradata Corp. (a)	1,624,884

	Internet & Catalog Retail (11.8%)
44,824	Amazon.com, Inc. (a)	8,074,147
13,131	NetFlix, Inc. (a)	3,116,380

		11,190,527

	Internet Software & Services (18.7%)
36,961	Baidu, Inc. (ADR) (Cayman Islands) (a)	5,093,595
89,164	eBay, Inc. (a)	2,767,651
109,483	Facebook, Inc. (a)(c)(d)	2,408,626
10,040	Google, Inc. (Class A) (a)	5,885,548
61,100	Tencent Holdings Ltd. (Cayman Islands) (b)	1,488,510

		17,643,930

	Life Sciences Tools & Services (3.3%)
44,415	Illumina, Inc. (a)	3,112,159

	Media (2.1%)
36,586	Naspers Ltd. (Class N) (South Africa)	1,968,559

	Metals & Mining (1.9%)
30,494	Molycorp, Inc. (a)	1,830,250

	Oil, Gas & Consumable Fuels (4.3%)
83,320	Ultra Petroleum Corp. (Canada) (a)	4,103,510

	Real Estate Management & Development (4.3%)
126,528	Brookfield Asset Management, Inc. (Class A) (Canada)	4,107,099

	Semiconductors & Semiconductor Equipment (2.0%)
65,917	ARM Holdings PLC (ADR) (United Kingdom)	1,856,882

Morgan Stanley Select Dimensions — Focus Growth Portfolio

Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Software (2.7%)
19,399	Salesforce.com, Inc. (a)	$2,591,318

	Tobacco (2.5%)
35,850	Philip Morris International, Inc.	2,352,836

	Total Common Stocks (Cost $67,262,584)	93,221,247

	Convertible Preferred Stock (0.5%)
	Alternative Energy (0.5%)
166,815	Better Place, Inc. (Cost $500,445) (a)(c)(d)	500,445

NUMBER OF
SHARES (000)

	Short-Term Investment (e) (0.3%)
	Investment Company
272	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio — Institutional Class (Cost $271,516)		271,516

	Total Investments (Cost $68,034,545) (f)	99.4%	93,993,208
	Other Assets in Excess of Liabilities	0.6	573,032

	Net Assets	100.0%	$94,566,240

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	Illiquid security. Resale is restricted to qualified institutional investors.

(d)	At March 31, 2011, the Fund held fair valued securities valued at $2,909,071, representing 3.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. See Note 6 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions — Multi Cap Growth Portfolio

Portfolio of Investments ▪ March 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (96.6%)
	Air Freight & Logistics (1.9%)
8,685	Expeditors International of Washington, Inc.	$435,466

	Capital Markets (2.3%)
8,129	Greenhill & Co., Inc.	534,807

	Chemicals (2.8%)
8,857	Monsanto Co.	640,007

	Commercial Services & Supplies (3.7%)
27,871	Edenred (France) (a)	841,123

	Communications Equipment (3.6%)
18,438	Motorola Solutions, Inc. (a)	823,994

	Computers & Peripherals (7.0%)
4,586	Apple, Inc. (a)	1,597,992

	Distributors (2.4%)
108,974	Li & Fung Ltd. (Bermuda) (b)	558,281

	Diversified Financial Services (7.1%)
67,057	BM&F Bovespa SA (Brazil)	486,709
15,405	Leucadia National Corp. (a)	578,304
15,291	MSCI, Inc. (Class A) (a)	563,014

		1,628,027

	Food Products (2.1%)
8,439	Mead Johnson Nutrition Co.	488,871

	Health Care Equipment & Supplies (2.3%)
1,609	Intuitive Surgical, Inc. (a)	536,537

	Health Care Technology (2.3%)
11,655	athenahealth, Inc. (a)	525,990

	Hotels, Restaurants & Leisure (7.2%)
12,872	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	534,059
13,227	Las Vegas Sands Corp. (a)	558,444
12,357	PF Chang’s China Bistro, Inc.	570,770

		1,663,273

	Information Technology Services (1.5%)
6,587	Teradata Corp. (a)	333,961

	Internet & Catalog Retail (9.7%)
8,509	Amazon.com, Inc. (a)	1,532,726
2,943	NetFlix, Inc. (a)	698,462

		2,231,188

	Internet Software & Services (14.8%)
6,693	Baidu, Inc. (ADR) (Cayman Islands) (a)	922,362
15,837	eBay, Inc. (a)	491,581
26,507	Facebook, Inc. (a)(c)(d)	583,154
1,890	Google, Inc. (Class A) (a)	1,107,937
12,500	Tencent Holdings Ltd. (Cayman Islands) (b)	304,523

		3,409,557

	Life Sciences Tools & Services (3.2%)
10,365	Illumina, Inc. (a)	726,275

	Media (1.8%)
7,477	Naspers Ltd. (Class N) (South Africa)	402,310

	Metals & Mining (5.3%)
524,799	Lynas Corp. Ltd. (Australia) (a)	1,221,359

	Oil, Gas & Consumable Fuels (4.6%)
7,236	Range Resources Corp.	423,017
12,964	Ultra Petroleum Corp. (Canada) (a)	638,477

		1,061,494

	Professional Services (4.8%)

Morgan Stanley Select Dimensions — Multi Cap Growth Portfolio

Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
10,126	CoStar Group, Inc. (a)	$634,698
14,471	Verisk Analytics, Inc. (Class A) (a)	474,070

		1,108,768

	Real Estate Management & Development (3.7%)
26,025	Brookfield Asset Management, Inc. (Class A) (Canada)	844,771

	Software (2.5%)
4,258	Salesforce.com, Inc. (a)	568,784

	Total Common Stocks (Cost $14,985,791)	22,182,835

	Convertible Preferred Stock (0.5%)
	Alternative Energy
40,264	Better Place, Inc. (Cost $120,792) (a)(c)(d)	120,792

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (3.5%)
	Investment Company
794	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio — Institutional Class (Cost $794,101)		794,101

	Total Investments (Cost $15,900,684) (f)	100.6%	23,097,728
	Liabilities in Excess of Other Assets	(0.6)	(131,986)

	Net Assets	100.0%	$22,965,742

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	At March 31, 2011, the Portfolio held fair valued securities valued at $703,946, representing 3.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Illiquid security. Resale is restricted to qualified institutional investors.

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions — Mid Cap Growth Portfolio

Portfolio of Investments ▪ March 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (94.8%)
	Air Freight & Logistics (3.0%)
6,212	C.H. Robinson Worldwide, Inc.	$460,496
12,886	Expeditors International of Washington, Inc.	646,104

		1,106,600

	Biotechnology (0.7%)
3,613	Ironwood Pharmaceuticals, Inc. (a)	50,582
14,664	Ironwood Pharmaceuticals, Inc. (a)(b)	205,296

		255,878

	Capital Markets (1.0%)
5,667	Greenhill & Co., Inc.	372,832

	Chemicals (4.1%)
16,460	Intrepid Potash, Inc. (a)	573,137
15,253	Nalco Holding Co.	416,560
10,860	Rockwood Holdings, Inc. (a)	534,529

		1,524,226

	Commercial Services & Supplies (6.2%)
24,086	Covanta Holding Corp.	411,389
43,960	Edenred (France) (a)	1,326,675
6,082	Stericycle, Inc. (a)	539,291

		2,277,355

	Communications Equipment (3.6%)
29,409	Motorola Solutions, Inc. (a)	1,314,288

	Construction Materials (1.1%)
4,691	Martin Marietta Materials, Inc.	420,642

	Diversified Consumer Services (1.1%)
4,250	New Oriental Education & Technology Group (ADR) (Cayman Islands) (a)	425,297

	Diversified Financial Services (5.4%)
3,830	IntercontinentalExchange, Inc. (a)	473,158
17,853	Leucadia National Corp.	670,202
4,845	Moody’s Corp.	164,294
19,047	MSCI, Inc. (Class A) (a)	701,310

		2,008,964

	Food Products (1.9%)
12,054	Mead Johnson Nutrition Co.	698,288

	Health Care Equipment & Supplies (5.3%)
9,141	Gen-Probe, Inc. (a)	606,506
6,006	IDEXX Laboratories, Inc. (a)	463,783
2,674	Intuitive Surgical, Inc. (a)	891,672

		1,961,961

	Hotels, Restaurants & Leisure (5.8%)
6,779	Betfair Group PLC (United Kingdom) (a)	106,031
2,520	Chipotle Mexican Grill, Inc. (a)	686,372
19,229	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	797,811
4,348	Wynn Resorts Ltd.	553,283

		2,143,497

	Household Durables (1.5%)
17,280	Gafisa SA (ADR) (Brazil)	221,875
440	NVR, Inc. (a)	332,640

		554,515

	Information Technology Services (3.6%)
13,581	Gartner, Inc. (a)	565,920
15,069	Teradata Corp. (a)	763,999

		1,329,919

	Internet & Catalog Retail (5.5%)
4,530	NetFlix, Inc. (a)	1,075,105

Morgan Stanley Select Dimensions — Mid Cap Growth Portfolio

Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
1,931	Priceline.com, Inc. (a)	$977,936

		2,053,041

	Internet Software & Services (2.7%)
9,702	Akamai Technologies, Inc. (a)	368,676
166,000	Alibaba.com Ltd. (Cayman Islands) (c)	284,685
7,446	Youku.com, Inc. (ADR) (Cayman Islands) (a)	353,760

		1,007,121

	Life Sciences Tools & Services (4.1%)
15,520	Illumina, Inc. (a)	1,087,486
6,241	Techne Corp.	446,856

		1,534,342

	Machinery (1.8%)
5,431	Schindler Holding AG (Switzerland)	652,784

	Media (3.7%)
23,046	Groupe Aeroplan, Inc. (Canada)	312,113
8,142	Morningstar, Inc.	475,330
11,028	Naspers Ltd. (Class N) (South Africa)	593,377

		1,380,820

	Metals & Mining (3.0%)
122,750	Lynas Corp. Ltd. (Australia) (a)	285,675
13,475	Molycorp, Inc. (a)	808,769

		1,094,444

	Multiline Retail (1.4%)
9,037	Dollar Tree, Inc. (a)	501,734

	Oil, Gas & Consumable Fuels (3.8%)
10,812	Range Resources Corp.	632,069
15,727	Ultra Petroleum Corp. (Canada) (a)	774,555

		1,406,624

	Personal Products (1.3%)
16,551	Natura Cosmeticos SA (Brazil)	466,224

	Pharmaceuticals (1.1%)
8,315	Valeant Pharmaceuticals International, Inc. (Canada)	414,170

	Professional Services (5.4%)
6,152	IHS, Inc. (Class A) (a)	545,990
22,657	Intertek Group PLC (United Kingdom)	739,289
21,594	Verisk Analytics, Inc. (Class A) (a)	707,420

		1,992,699

	Semiconductors & Semiconductor Equipment (2.8%)
20,503	ARM Holdings PLC (ADR) (United Kingdom)	577,570
2,031	First Solar, Inc. (a)	326,666
7,288	NVIDIA Corp. (a)	134,536

		1,038,772

	Software (10.0%)
10,706	Autodesk, Inc. (a)	472,242
4,137	Citrix Systems, Inc. (a)	303,904
5,429	Factset Research Systems, Inc.	568,579
12,465	Red Hat, Inc. (a)	565,786
5,843	Rovi Corp. (a)	313,477
5,520	Salesforce.com, Inc. (a)	737,362
14,298	Solera Holdings, Inc.	730,628

		3,691,978

	Textiles, Apparel & Luxury Goods (1.4%)
5,967	Lululemon Athletica, Inc. (a)	531,361

	Trading Companies & Distributors (1.3%)
7,512	Fastenal Co.	487,003

Morgan Stanley Select Dimensions — Mid Cap Growth Portfolio

Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Wireless Telecommunication Services (1.2%)
4,594	Millicom International Cellular SA (Luxembourg)	$441,805

	Total Common Stocks (Cost $27,739,935)	35,089,184

	Convertible Preferred Stocks (1.1%)
	Alternative Energy (0.4%)
56,056	Better Place, Inc. (a)(d)(e)	168,168

	Consumer Discretionary (0.7%)
8,291	Groupon, Inc. (Series G) (a)(d)(e)	261,913

	Total Convertible Preferred Stocks (Cost $430,081)	430,081

	Preferred Stock (0.7%)
	Consumer Discretionary
8,810	Zynga, Inc. (Cost $247,193) (a)(d)(e)	247,193

NUMBER OF
SHARES (000)
	Short-Term Investment (f) (3.4%)
	Investment Company
1,254	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,254,359)		1,254,359

	Total Investments (Cost $29,671,568) (g)	100.0%	37,020,817
	Other Assets in Excess of Liabilities	0.0	173

	Net Assets	100.0%	$37,020,990

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Super voting rights at a ratio of 10:1.

(c)	Security trades on the Hong Kong exchange.

(d)	At March 31, 2011, the Portfolio held fair valued securities valued at $677,274, representing 1.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	Illiquid security. Resale is restricted to qualified institutional investors.

(f)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.
Fair Valuation Measurements Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

Morgan Stanley Select Dimensions — Money Market Portfolio

Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Short-Term Investments:
Repurchase Agreements	$39,637,000	—	$39,637,000	—
Commercial Paper	23,388,427	—	23,388,427	—
Floating Rate Notes — Corporate	19,000,000	—	19,000,000	—
Certificates of Deposit	15,000,000	—	15,000,000	—

Total	$97,025,427	—	$97,025,427	—

Morgan Stanley Select Dimensions — Flexible Income Portfolio

Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
Foreign Government Agencies & Obligations	$2,661,232	—	$2,661,232	—
Corporate Bonds	18,549,726	—	18,532,247	$17,479
Asset-Backed Securities	374,940	—	374,940	—
U.S. Government Agencies & Obligations	2,152,303	—	2,152,303	—
U.S. Government Agencies — Mortgage-Backed Securities	157,606	—	157,606	—
Municipal Bonds	282,421	—	282,421	—
U.S. Government Agencies — Collateralized Mortgage Obligations	152,443	—	152,443	—
Private Issues — Collateralized Mortgage Obligations	1,448,797	—	1,448,797	—
Preferred Stocks	214,639	—	214,639	—
Common Stocks
Communications Equipment	1,858	$1,858	—	—
Diversified Telecommunication Services	82	82	—	—
Electric Utilities	194	194	—	—
Wireless Telecommunication Services	710	710	—	—

Total Common Stocks	2,844	2,844	—	—

Short-Term Investments
U.S. Government Agencies & Obligations	229,972	—	229,972	—
Investment Company	494,570	494,570	—	—

Total Short-Term Investments	724,542	494,570	229,972	—

Foreign Currency Exchange Contracts	12,385	—	12,385	—
Futures	4,998	4,998	—	—
Interest Rate Swaps	103,923	—	103,923	—

Total	$26,842,799	$502,412	$26,322,908	$17,479

Liabilities:
Foreign Currency Exchange Contracts	$(2,328)	—	$(2,328)	—
Futures	(7,473)	$(7,473)	—	—
Interest Rate Swaps	(110,717)	—	(110,717)	—
Zero Coupon Swaps	(248,256)	—	(248,256)	—

Total	$(368,774)	$(7,473)	$(361,301)	—

Morgan Stanley Select Dimensions — Global Infrastructure Portfolio

Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Airports	$1,222,120	$1,222,120	—	—
Communications	4,410,518	4,410,518	—	—
Diversified	1,488,440	1,488,440	—	—
Oil & Gas Storage & Transportation	11,677,647	11,677,647	—	—
Ports	423,878	423,878	—	—
Toll Roads	2,787,360	2,787,360	—	—
Transmission & Distribution	6,297,260	6,297,260	—	—
Water	1,637,029	1,637,029	—	—

Total Common Stocks	29,944,252	29,944,252	—	—

Short-Term Investment — Investment Company	453,454	453,454	—	—

Total	$30,397,706	$30,397,706	—	—

Morgan Stanley Select Dimensions — Growth Portfolio

Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Air Freight & Logistics	$548,130	$548,130	—	—
Beverages	467,651	467,651	—	—
Capital Markets	460,144	460,144	—	—
Chemicals	795,438	795,438	—	—
Commercial Services & Supplies	1,062,305	1,062,305	—	—
Communications Equipment	1,035,244	1,035,244	—	—
Computers & Peripherals	2,130,772	2,130,772	—	—
Distributors	717,229	717,229	—	—
Diversified Financial Services	1,729,771	1,729,771	—	—
Food & Staples Retailing	423,203	423,203	—	—
Food Products	659,185	659,185	—	—
Health Care Equipment & Supplies	702,600	702,600	—	—
Hotels, Restaurants & Leisure	2,196,028	2,196,028	—	—
Information Technology Services	429,632	429,632	—	—
Internet & Catalog Retail	3,255,794	3,255,794	—	—
Internet Software & Services	4,611,913	3,878,807	—	$733,106
Life Sciences Tools & Services	854,504	854,504	—	—
Media	507,340	507,340	—	—
Metals & Mining	476,379	476,379	—	—
Oil, Gas & Consumable Fuels	1,131,797	1,131,797	—	—
Pharmaceuticals	699,260	699,260	—	—
Professional Services	400,517	400,517	—	—
Real Estate Management & Development	1,087,150	1,087,150	—	—
Semiconductors & Semiconductor Equipment	849,559	849,559	—	—
Software	954,063	954,063	—	—
Tobacco	576,888	576,888	—	—

Total Common Stocks	28,762,496	28,029,390	—	733,106

Convertible Preferred Stock	163,260	—	—	163,260
Short-Term Investment — Investment Company	47,299	47,299	—	—

Total	$28,973,055	$28,076,689	—	$896,366

Morgan Stanley Select Dimensions — Focus Growth Portfolio

Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Air Freight & Logistics	$1,930,340	$1,930,340	—	—
Beverages	1,729,393	1,729,393	—	—
Chemicals	3,107,614	3,107,614	—	—
Commercial Services & Supplies	4,076,567	4,076,567	—	—
Communications Equipment	3,961,188	3,961,188	—	—
Computers & Peripherals	8,557,932	8,557,932	—	—
Distributors	2,541,039	2,541,039	—	—
Diversified Financial Services	5,194,308	5,194,308	—	—
Food Products	2,357,809	2,357,809	—	—
Health Care Equipment & Supplies	2,512,621	2,512,621	—	—
Hotels, Restaurants & Leisure	4,870,482	4,870,482	—	—
Information Technology Services	1,624,884	1,624,884	—	—
Internet & Catalog Retail	11,190,527	11,190,527	—	—
Internet Software & Services	17,643,930	15,235,304	—	$2,408,626
Life Sciences Tools & Services	3,112,159	3,112,159	—	—
Media	1,968,559	1,968,559	—	—
Metals & Mining	1,830,250	1,830,250	—	—
Oil, Gas & Consumable Fuels	4,103,510	4,103,510	—	—
Real Estate Management & Development	4,107,099	4,107,099	—	—
Semiconductors & Semiconductor Equipment	1,856,882	1,856,882	—	—
Software	2,591,318	2,591,318	—	—
Tobacco	2,352,836	2,352,836	—	—

Total Common Stocks	93,221,247	90,812,621	—	2,408,626

Convertible Preferred Stock	500,445	—	—	500,445
Short-Term Investment — Investment Company	271,516	271,516	—	—

Total	$93,993,208	$91,084,137	—	$2,909,071

Morgan Stanley Select Dimensions — Multi Cap Growth Portfolio

Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Air Freight & Logistics	$435,466	$435,466	—	—
Capital Markets	534,807	534,807	—	—
Chemicals	640,007	640,007	—	—
Commercial Services & Supplies	841,123	841,123	—	—
Communications Equipment	823,994	823,994	—	—
Computers & Peripherals	1,597,992	1,597,992	—	—
Distributors	558,281	558,281	—	—
Diversified Financial Services	1,628,027	1,628,027	—	—
Food Products	488,871	488,871	—	—
Health Care Equipment & Supplies	536,537	536,537	—	—
Health Care Technology	525,990	525,990	—	—
Hotels, Restaurants & Leisure	1,663,273	1,663,273	—	—
Information Technology Services	333,961	333,961	—	—
Internet & Catalog Retail	2,231,188	2,231,188	—	—
Internet Software & Services	3,409,557	2,826,403	—	$583,154
Life Sciences Tools & Services	726,275	726,275	—	—
Media	402,310	402,310	—	—
Metals & Mining	1,221,359	1,221,359	—	—
Oil, Gas & Consumable Fuels	1,061,494	1,061,494	—	—
Professional Services	1,108,768	1,108,768	—	—
Real Estate Management & Development	844,771	844,771	—	—
Software	568,784	568,784	—	—

Total Common Stocks	22,182,835	21,599,681	—	583,154

Convertible Preferred Stock	120,792	—	—	120,792
Short-Term Investment — Investment Company	794,101	794,101	—	—

Total	$23,097,728	$22,393,782	—	$703,946

Morgan Stanley Select Dimensions

March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Air Freight & Logistics	$1,106,600	$1,106,600	—	—
Biotechnology	255,878	255,878	—	—
Capital Markets	372,832	372,832	—	—
Chemicals	1,524,226	1,524,226	—	—
Commercial Services & Supplies	2,277,355	2,277,355	—	—
Communications Equipment	1,314,288	1,314,288	—	—
Construction Materials	420,642	420,642	—	—
Diversified Consumer Services	425,297	425,297	—	—
Diversified Financial Services	2,008,964	2,008,964	—	—
Food Products	698,288	698,288	—	—
Health Care Equipment & Supplies	1,961,961	1,961,961	—	—
Hotels, Restaurants & Leisure	2,143,497	2,143,497	—	—
Household Durables	554,515	554,515	—	—
Information Technology Services	1,329,919	1,329,919	—	—
Internet & Catalog Retail	2,053,041	2,053,041	—	—
Internet Software & Services	1,007,121	1,007,121	—	—
Life Sciences Tools & Services	1,534,342	1,534,342	—	—
Machinery	652,784	652,784	—	—
Media	1,380,820	1,380,820	—	—
Metals & Mining	1,094,444	1,094,444	—	—
Multiline Retail	501,734	501,734	—	—
Oil, Gas & Consumable Fuels	1,406,624	1,406,624	—	—
Personal Products	466,224	466,224	—	—
Pharmaceuticals	414,170	414,170	—	—
Professional Services	1,992,699	1,992,699	—	—
Semiconductors & Semiconductor Equipment	1,038,772	1,038,772	—	—
Software	3,691,978	3,691,978	—	—
Textiles, Apparel & Luxury Goods	531,361	531,361	—	—
Trading Companies & Distributors	487,003	487,003	—	—
Wireless Telecommunication Services	441,805	441,805	—	—

Total Common Stocks	35,089,184	35,089,184	—	—

Convertible Preferred Stocks	430,081	—	—	$430,081
Preferred Stock	247,193	—	—	247,193
Short-Term Investment — Investment Company	1,254,359	1,254,359	—	—

Total	$37,020,817	$36,343,543	—	$677,274

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2011, securities with a total value of $63,842 transferred from Level 2 to Level 1 in the Global Infrastructure Portfolio. At December 31, 2010, the fair market value of a security was adjusted due to a halt on trading of that security which resulted in its Level 2 classification.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Flexible Income	Growth		Focus Growth		Multi Cap Growth		Mid Cap Growth
	Domestic Coporate	Common	Convertible Preferred	Common	Convertible	Common	Convertible	Convertible	Preferred
	Bonds	Stock	Stock	Stock	Preferred Stock	Stock	Preferred Stocks	Preferred Stocks	Stock
Beginning Balance	$19,199	—	$163,260	$1,747,698	$500,445	—	$120,792	$430,081	—
Purchases	—	$733,162	—	444,692	—	$583,198	—	—	$247,193
Sales	—	—	—	—	—	—	—	—	—
Amortization of discount	(1,329)	—	—	—	—	—	—	—	—
Transfers in	—	—	—	—	—	—	—	—	—
Transfers out	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation/depreciation	(236)	(56)	—	216,236	—	(44)	—	—	—
Realized gains (losses)	(155)	—	—	—	—	—	—	—	—

Ending Balance	$17,479	$733,106	$163,260	$2,408,626	$500,445	$583,154	$120,792	$430,081	$247,193

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2011	$(236)	$(56)	—	$216,236	—	$(44)	—	—	—

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Select Dimensions Investment Series

/s/ Sara Furber Sara Furber
Principal Executive Officer
May 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber Sara Furber
Principal Executive Officer
May 24, 2011

/s/ Francis Smith Francis Smith
Principal Financial Officer
May 24, 2011